Benefit plans and stock-based compensation	12 Months Ended
Mar. 28, 2026
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Benefit plans and stock-based compensation
11.	Benefit plans and stock-based compensation:

(a)	Stock option plans and arrangements:
The Company can issue stock options, stock appreciation rights, deferred share units and restricted stock units to executive management, key employees and directors under the stock-based compensation plans discussed below. The Company’s stock trades on the NYSE American and is valued in U.S. dollars, as such all prices in Note 11 are denominated in U.S. dollars.
The Company has a
Long-Term
Incentive Plan under which awards may be made in order to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and to promote the success of the Company. Any employee or consultant selected by the administrator is eligible for any type of award provided for under the Long-Term Incentive Plan, except that incentive stock options may not be granted to consultants. The Long-Term Incentive Plan provided for the grant of units and performance units or share awards. As of March 28, 2026, there were nil cash-based stock appreciation rights that were exercisable under the Long-Term Incentive Plan (March 29, 2025 –
10,000
). The remaining cash-based stock appreciation rights expired in Fiscal 2026. The Company has not made any grants under this incentive plan in the past three years. As at March 28, 2026, the Company has recognized a liability of nil in relation to these stock appreciation rights ($
nil
as at March 29, 2025).
As of March 28, 2026, there were no stock options to purchase Class A voting shares outstanding under the Long-Term Incentive Plan. On December 19, 2024, stock options to purchase
20,000
Class A voting shares were exercised. During fiscal 2026, 2025, and 2024, no stock options were granted under the Long-Term Incentive Plan. Total compensation cost for options recognized in expenses was nil
in each of fiscal 2026, 2025, and 2024. This Long-Ter
m
 Incentive Plan expired in February 2016 and no further awards will be granted under this plan. However, the Long-Term Incentive Plan will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms.
On August 15, 2016, the Board of Directors adopted the Company’s Omnibus Long-Term Incentive Plan (the “Omnibus LTIP”), and same was approved by the Company’s shareholders on September 21, 2016. Further to the Omnibus LTIP, the Company’s directors, officers, senior executives and other employees of the Company or one of its subsidiaries, consultants and service providers providing ongoing services to the Company and its affiliates may from time-to-time
be granted various types of compensation awards, as same are further described below. The Omnibus LTIP is meant to replace the Company’s former equity awards plans. As of March 26, 2021, there were a total of
1,000,000
shares of the Company’s Class A voting shares reserved for issuance under the Omnibus LTIP. On January 11, 2022, the Omnibus LTIP was amended to increase the number of the Company’s Class A voting shares reserved for issuance under the Omnibus LTIP from
1,000,000
to
1,500,000
. This increase was ratified by a majority of shareholders in September 2022. In no event shall the Company issue Class A voting shares, or awards requiring the Company to issue Class A voting shares, pursuant to the Omnibus LTIP if such issuance, when combined with the Class A voting shares issuable upon the exercise of awards granted under the Company’s former plan or any other equity awards plan of the Company, would exceed
1,796,088
Class A voting shares, unless such issuance of Class A voting shares or awards is approved by the shareholders of the Company. This limit shall not restrict however, the Company’s ability to issue awards under the Omnibus LTIP that are payable other than in shares. As of March 28, 2026, there were no
stock options to purchase Class A voting shares outstanding under the Omnibus LTIP as
12,000
stock options expired during fiscal 2025, all of which were granted during fiscal 2017, with a three-year vesting period, an average exercise price of $
1.43
and an expiration date of
10
years after the grant date. No additional stock options were granted under this plan since then. Total compensation cost for options recognized in expenses was nil in each of fiscal 2026, 2025, and 2024.
The following is a summary of the activity of Birks’ stock option plans and arrangements.

		Weighted average
	Options	exercise price
Outstanding March 30, 2024	32,000	1.02
Exercised	(20,000)	0.78
Forfeited	(12,000)	1.43

Outstanding March 28, 2026 and March 29, 2025	—	$—

(b)	Restricted stock units and deferred share unit plans:
On September 17, 2020, the Company issued 375,000 cash-settled restricted stock units (“RSUs”) to members of senior management under the Omnibus LTIP. These units vest after three years and expire within two months following the vesting date. Compensation expense is based on the fair value of the RSU and the liability is re-measured
at each reporting period. On December 20, 2021, the Company converted 325,000 of the outstanding cash-settled RSUs to equity-settled awards and as a result, the liability outstanding at that date of $0.9 million was reclassified to additional paid-in
capital. At March 28, 2026 and March 29, 2025, there were nil outstanding cash-settled RSUs as all remaining cash-settled RSUs were exercised in fiscal 2024 and nil outstanding equity-settled RSUs as all remaining equity-settled RSUs were exercised in fiscal 2024. Total compensation cost for equity-settled RSU’s recognized in expense was nil, nil and $0.03 million in fiscal 2026, 2025, and 2024, respectively.
The Company issued 245,454 cash-settled deferred share units (“DSUs”) to members of the board of directors on October 1, 2025 (143,829 on October 1, 2024 and 70,000 DSUs on October 1, 2023).

On December 20, 2021, the Company converted all of the 750,482 outstanding cash-settled DSUs to equity-settled awards and as a result, the liability outstanding at that date of $4.6 million was reclassified to additional paid-in-capital.
During fiscal 2026, 61,094 cash-settled and 110,588 equity-settled DSUs were exercised (8,896 cash-settled and 408,718 equity-settled DSUs exercised for fiscal 2025 and 8,896 cash-settled and 10,000 equity-settled DSUs exercised for fiscal 2024). At March 28, 2026, 415,981 cash-settled DSUs were outstanding (March 29, 2025 – 231,621 and March 30, 2024
—
96,688) and 221,176 equity-settled DSUs were outstanding (March 29, 2025 – 331,764 and March 30, 2024 – 740,482). These units are exercisable immediately upon the date the member ceases being a director and expire on December 31 of the following year.
A summary of the status of the Company’s cash-settled DSUs and cash-settled RSUs at March 28, 2026 is presented below:

DSU
Outstanding March 25, 2023	35,584
Grants of new units	70,000
Exercised	(8,896)

Outstanding March 30, 2024	96,688
Grants of new units	143,829
Exercised	(8,896)

Outstanding March 29, 2025	231,621
Grants of new units	245,454
Exercised	(61,094)

Outstanding March 28, 2026	415,981

The fair value of cash-settled DSUs is measured based on the Company’s share price at each period end. As at March 28, 2026, the liability for all cash-settled DSU’s was $0.4 million (March 29, 2025 – $0.4 million and March 30, 2024 – $0.4 million). The closing stock price used to determine the liability for fiscal 2026 was U.S. $0.70 (U.S. $
1.16
as at March 29, 2025). Total compensation cost (gain) for DSUs recognized in expense was ($0.2) million, ($0.5) million, and ($0.3) million in fiscal 2026, 2025, and 2024, respectively.

RSU
Outstanding March 25, 2023	50,000
Exercised	(50,000)

Outstanding March 30, 2024	—
Exercised	—

Outstanding March 29, 2025 and March 28, 2026	—

The fair value of cash-settled RSUs is measured based on the Company’s share price at each period end. As at March 28, 2026, the liability for all vested cash-settled
RSUs was nil (March 29, 2025
—
nil and March 30, 2024
—
nil). Total compensation cost (gain) for cash-settled RSU’s recognized in expense was nil, nil, and $(0.2) million in fiscal 2026, 2025, and 2024, respectively.
A summary of the status of the Company’s equity-settled DSUs at March 28, 2026 is presented below:

DSU
Outstanding March 25, 2023	750,482
Exercised	(10,000)

Outstanding March 30, 2024	740,482
Exercised	(408,718)

Outstanding March 29, 2025	331,764
Exercised	(110,588)

Outstanding March 28, 2026	221,176

The equity-settled DSUs are recorded at fair value at grant or modification date and not subsequently re-measured.